Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of difference between statutory federal income tax rate on income before income taxes and effective income tax rate
The difference between the statutory federal income tax rate on income before income taxes and our effective income tax rate is summarized as follows:

	2020	2019	2018
Statutory federal income tax rate	21.0%	21.0%	21.0%
Patronage exclusion	(21.0)%	(21.0)%	(20.8)%
AMT credit monetization	0.0%	0.0%	0.0%
Other	0.0%	0.0%	(0.2)%
Effective income tax rate	0.0%	0.0%	0.0%

Schedule of components of net deferred tax assets and liabilities
The components of our net deferred tax assets and liabilities as of December 31, 2020 and 2019 were as follows:

	(dollars in thousands)
	2020	2019
Deferred tax assets
Net operating losses	$—	$1,123
Tax credits (alternative minimum tax and other)	—	—
Accounting for Rocky Mountain transactions	232,169	231,844
Advance payments	112,394	74,482
Other assets	91,938	88,821
Deferred tax assets	436,501	396,270
Less: Valuation allowance	—	(1,123)
Net deferred tax assets	$436,501	$395,147
Deferred tax liabilities
Depreciation	$254,047	$258,724
Accounting for Rocky Mountain transactions	119,773	118,021
Other liabilities	63,797	68,035
Deferred tax liabilities	437,617	444,780
Net deferred tax assets/(liabilities)	(1,116)	(49,633)
Less: Patronage exclusion	1,116	49,633
Net deferred taxes	$—	$—
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